Basis of Financial Presentation and Summary of Significant Accounting Policies - Part One (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 18, 2013	Jun. 19, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Preferred Stock Deemed Dividend from Beneficial Conversion Feature					$ (0.75)
Common stock par value (in dollars per share)			$ 1	$ 1
TPG's aggregate investment in AV homes		$ 135,000
Issuances of restricted stock and stock units	$ 11,900
Restricted cash			$ 26,948	$ 16,447
Impairment of Real Estate				1,000
Reclassification of land held for sale			$ 21,403	20,844
Assets Held-for-sale, at Carrying Value				20,600
Proceeds from sale of property				27,200
Gain on sale of assets				6,600
Shares available for grant (in shares)			764,182
Land Improvements [Member] | Minimum [Member]
Class of Stock [Line Items]
Estimated useful lives			10 years
Land Improvements [Member] | Maximum [Member]
Class of Stock [Line Items]
Estimated useful lives			25 years
Building and Improvements [Member] | Minimum [Member]
Class of Stock [Line Items]
Estimated useful lives			8 years
Building and Improvements [Member] | Maximum [Member]
Class of Stock [Line Items]
Estimated useful lives			39 years
Machinery, Equipment and Fixtures [Member] | Minimum [Member]
Class of Stock [Line Items]
Estimated useful lives			3 years
Machinery, Equipment and Fixtures [Member] | Maximum [Member]
Class of Stock [Line Items]
Estimated useful lives			7 years
Wells Fargo Deposit Account [Member]
Class of Stock [Line Items]
Restricted cash			$ 25,600
Common Stock [Member]
Class of Stock [Line Items]
Number of shares agreed to sell (shares)		2,557,474
Common stock par value (in dollars per share)		$ 1.00
Sales price per share (in dollars per share)		$ 14.65
Conversion of stock shares issued (in shares)	6,657,543
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares agreed to sell (shares)		665,754
Sales price per share (in dollars per share)		$ 146.50
Preferred stock par value (in dollars per share)		$ 0.10
Transaction fees	$ 7,200
Land Developed and or Held for Future Development or Sale [Member]
Class of Stock [Line Items]
Impairment of Real Estate				0	$ 700
Multi-Family Property in Arizona [Member]
Class of Stock [Line Items]
Proceeds from sale of property				13,900
Gain on sale of assets				2,300
Land Sales [Member]
Class of Stock [Line Items]
Reclassification of land held for sale			$ 4,100
The Incentive Plan [Member]
Class of Stock [Line Items]
Expiration period after grant issued			10 years
Common Stock [Member]
Class of Stock [Line Items]
Shares available for grant (in shares)			590,483
Management Services Agreement [Member] | Affiliated Entity [Member]
Class of Stock [Line Items]
Monitoring fee (up to)			$ 500
TPG ownership percentage (at least)			30.00%
Payments for Fees			$ 400	$ 500